Goodwill And Identifiable Intangible Assets (Intangible Assets Acquired In Connection With Acquisitions Of Subsidiaries) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Franchise And Other Contracts [Member] USD ($)	Mar. 31, 2012 Franchise And Other Contracts [Member] JPY (¥)	Mar. 31, 2011 Franchise And Other Contracts [Member] JPY (¥)	Mar. 31, 2012 Customer Relationships [Member] USD ($)	Mar. 31, 2012 Customer Relationships [Member] JPY (¥)	Mar. 31, 2011 Customer Relationships [Member] JPY (¥)	Mar. 31, 2012 Patents [Member] USD ($)	Mar. 31, 2012 Patents [Member] JPY (¥)	Mar. 31, 2011 Patents [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] USD ($)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2011 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Gaming Licenses [Member] USD ($)	Mar. 31, 2012 Gaming Licenses [Member] JPY (¥)	Mar. 31, 2011 Gaming Licenses [Member] JPY (¥)	Mar. 31, 2012 Memberships [Member] USD ($)	Mar. 31, 2012 Memberships [Member] JPY (¥)	Mar. 31, 2011 Memberships [Member] JPY (¥)
Acquired Indefinite-lived Intangible Assets [Line Items]
Identifiable intangible assets subject to amortization				$ 19,248	¥ 1,582,000	¥ 1,582,000	$ 5,086	¥ 418,000	¥ 418,000	$ 17,253	¥ 1,418,000	¥ 1,418,000	$ 4,319	¥ 355,000	¥ 355,000
Less-Accumulated amortization	(13,274)	(1,091,000)	(811,000)
Net amortized identifiable intangible assets	32,632	2,682,000	2,962,000
Total unamortized identifiable intangible assets	469,655	38,601,000	38,603,000										385,120	31,653,000	31,653,000	3,747	308,000	310,000	80,788	6,640,000	6,640,000
Total identifiable intangible assets	$ 502,287	¥ 41,283,000	¥ 41,565,000